PROPERTY, PLANT, & EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
Successors [Member]
Multiemployer Plan [Line Items]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, net of accumulated depreciation, of the Company consists of the following as of the period end dates set forth below (in US$ thousands):

	Estimated Useful Lives (in years)	December 31, 2020	December 31, 2019
Buildings and leasehold improvements	5 to 25	$31,827	$36,853
Drilling rigs, plant and equipment	3 to 15	534,964	411,984
Furniture and fixtures	5	2,282	3,720
Office equipment and tools	3 to 10	39,174	35,991
Vehicles and cranes	5 to 8	7,429	12,292
Less: Accumulated depreciation		(193,261)	(104,689)
Land		5,104	5,104
Capital work in progress		10,224	18,052
Total		$437,743	$419,307